Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 153,682	¥ 92,804
Fair Value	1,260,016	2,833
Contingent consideration | Monte Carlo Simulation Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 5,533	¥ 2,833
Valuation Technique(s)	Monte Carlo simulation	Monte Carlo simulation
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	13.90%	16.00%
Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate
Weighted Average Discount Rate	1.30%
Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate
Weighted Average Discount Rate	20.80%
Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	100.00%
Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 36,038
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.20%
Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate
Weighted Average Discount Rate	1.30%
Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate
Weighted Average Discount Rate	20.80%
Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	100.00%
Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,254,483
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.20%
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 97,051	¥ 84,001	¥ 136,978	¥ 243,655
Available-for-sale securities | Corporate debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 661
Valuation Technique(s)		Appraisals/Broker quotes
Significant Unobservable Inputs		-
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,737	¥ 3,145
Valuation Technique(s)	Appraisals/Broker quotes	Appraisals/Broker quotes
Significant Unobservable Inputs	-	-
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,543	¥ 3,627
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	2.20%	4.50%
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default	Probability of default
Weighted Average Probability of default	7.20%	0.40%
Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 22,658	¥ 17,833
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	18.20%	19.20%
Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default	Probability of default
Weighted Average Probability of default	1.00%	1.40%
Available-for-sale securities | Other asset-backed securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 56,669	¥ 42,027
Valuation Technique(s)	Appraisals/Broker quotes	Appraisals/Broker quotes
Significant Unobservable Inputs	-	-
Available-for-sale securities | Other asset-backed securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 7,583	¥ 5,158
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	13.20%	10.40%
Available-for-sale securities | Other Debt Securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 11,550
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		12.00%
Available-for-sale securities | Other Debt Securities | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,000
Valuation Technique(s)	Appraisals
Significant Unobservable Inputs	-
Available-for-sale securities | Equity securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 861
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	6.20%
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 8,723	¥ 6,317	¥ 5,800	¥ 0
Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 8,723	¥ 6,317
Valuation Technique(s)	Internal cash flows	Internal cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	15.80%	20.10%
Derivative assets | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,888
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 7,982	¥ 2,486
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	11.80%	11.50%
Minimum | Contingent consideration | Monte Carlo Simulation Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	13.90%	16.00%
Minimum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%
Minimum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	(0.10%)
Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	(0.10%)
Minimum | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.90%	1.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Probability of default	0.00%	0.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	13.60%	10.80%
Minimum | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Probability of default	0.80%	0.90%
Minimum | Available-for-sale securities | Other asset-backed securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.20%	4.10%
Minimum | Available-for-sale securities | Other Debt Securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		12.00%
Minimum | Available-for-sale securities | Equity securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	6.20%
Minimum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	12.00%	15.00%
Minimum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.00%	10.00%
Maximum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%
Maximum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	54.00%
Maximum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%
Maximum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.80%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	54.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.80%
Maximum | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	3.60%	11.10%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Probability of default	22.20%	18.10%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	32.40%	38.00%
Maximum | Available-for-sale securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Probability of default	1.30%	1.50%
Maximum | Available-for-sale securities | Other asset-backed securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	32.40%	28.10%
Maximum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	28.00%	32.00%
Maximum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	15.00%	15.00%